CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock		Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019					$ 49,558	$ (61,195)	$ (11,637)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(3,422)	(3,422)
Balance at the end at Nov. 12, 2020					66,405	(64,617)	1,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(1,243)
Balance at the end at Dec. 31, 2020		$ 7		$ (7)	26,033	(1,243)	$ 24,790
Balance at the end (in shares) at Dec. 31, 2020		17,500,000	[1],[2]				17,500,000
Balance at the beginning at Nov. 13, 2020		$ 7		(7)	9,033		$ 9,033
Balance at the beginning (in shares) at Nov. 13, 2020	[1]	17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,243)	(1,243)
Balance at the end at Dec. 31, 2020		$ 7		(7)	26,033	(1,243)	$ 24,790
Balance at the end (in shares) at Dec. 31, 2020		17,500,000	[1],[2]				17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,906)	$ (1,906)
Stock-based compensation					44		44
Balance at the end at Mar. 31, 2021		$ 7		(7)	26,077	(3,149)	22,928
Balance at the end (in shares) at Mar. 31, 2021	[2]	17,500,000
Balance at the beginning at Dec. 31, 2020		$ 7		(7)	26,033	(1,243)	$ 24,790
Balance at the beginning (in shares) at Dec. 31, 2020		17,500,000	[1],[2]				17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							$ (6,376)
Balance at the end at Sep. 30, 2021		$ 7		(7)	26,082	(7,619)	18,463
Balance at the end (in shares) at Sep. 30, 2021	[2]	17,500,000
Balance at the beginning at Dec. 31, 2020		$ 7		(7)	26,033	(1,243)	$ 24,790
Balance at the beginning (in shares) at Dec. 31, 2020		17,500,000	[1],[2]				17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(14,614)	$ (14,614)
Stock-based compensation					52		52
Balance at the end at Dec. 31, 2021		$ 7		(7)	26,085	(15,857)	$ 10,228
Balance at the end (in shares) at Dec. 31, 2021		17,500,000	[1],[2]				17,500,000
Balance at the beginning at Mar. 31, 2021		$ 7		(7)	26,077	(3,149)	$ 22,928
Balance at the beginning (in shares) at Mar. 31, 2021	[2]	17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(2,301)	(2,301)
Stock-based compensation					1		1
Balance at the end at Jun. 30, 2021		$ 7		(7)	26,078	(5,450)	20,628
Balance at the end (in shares) at Jun. 30, 2021	[2]	17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(2,169)	(2,169)
Stock-based compensation					4		4
Balance at the end at Sep. 30, 2021		$ 7		(7)	26,082	(7,619)	18,463
Balance at the end (in shares) at Sep. 30, 2021	[2]	17,500,000
Balance at the beginning at Dec. 31, 2021		$ 7		(7)	26,085	(15,857)	$ 10,228
Balance at the beginning (in shares) at Dec. 31, 2021		17,500,000	[1],[2]				17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(2,322)	$ (2,322)
Stock-based compensation					63		63
Balance at the end at Mar. 31, 2022		$ 7		(7)	26,148	(18,179)	7,969
Balance at the end (in shares) at Mar. 31, 2022	[2]	17,500,000
Balance at the beginning at Dec. 31, 2021		$ 7		(7)	26,085	(15,857)	$ 10,228
Balance at the beginning (in shares) at Dec. 31, 2021		17,500,000	[1],[2]				17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							$ (8,177)
Balance at the end at Sep. 30, 2022		$ 8			40,607	(24,034)	$ 16,581
Balance at the end (in shares) at Sep. 30, 2022		20,185,625	[2]				20,185,625
Balance at the beginning at Mar. 31, 2022		$ 7		(7)	26,148	(18,179)	$ 7,969
Balance at the beginning (in shares) at Mar. 31, 2022	[2]	17,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,925)	(1,925)
Stock-based compensation					52		52
Issuance of common stock in the initial public offering ("IPO")		$ 1			13,437		13,438
Issuance of common stock in the initial public offering ("IPO") (in shares)	[2]	2,100,000
Receipt of subscription receivable				$ 7			7
Balance at the end at Jun. 30, 2022		$ 8			39,637	(20,104)	19,541
Balance at the end (in shares) at Jun. 30, 2022	[2]	19,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(3,930)	(3,930)
Stock-based compensation					39
Exercise of stock options					138		138
Exercise of stock options (in shares)	[2]	80,625
Issuance of common stock for stock units award					793		793
Issuance of common stock for stock units award (in shares)	[2]	505,000,000
Issuance of common stock in the initial public offering ("IPO")							39
Balance at the end at Sep. 30, 2022		$ 8			$ 40,607	$ (24,034)	$ 16,581
Balance at the end (in shares) at Sep. 30, 2022		20,185,625	[2]				20,185,625

[1]	The shares are presented on a retrospective basis to reflect the Company’s Recapitalization, stock split and reverse stock split (Note 12)
[2]	The shares are presented on a retrospective basis to reflect the Company’s stock split (Note 7)